Subsequent Events - Schedule of Parent Company Balance Sheets (Parentheticals) (Details) - Parent [Member] - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Condensed Balance Sheet Statements, Captions [Line Items]
Preferred shares, par value (in Dollars per share)	$ 0.00005	$ 0.00005
Preferred shares, shares authorized	100,000,000	100,000,000
Preferred shares, shares issued
Preferred shares, shares outstanding
Ordinary shares, par value (in Dollars per share)	$ 0.00025	$ 0.00025
Ordinary shares, shares authorized	180,000,000	180,000,000
Ordinary shares, shares issued	20,491,340	6,191,340
Ordinary shares, shares outstanding	18,569,340	4,269,340
Treasury shares, at cost	1,922,000	1,922,000